Long-Term Debt and Other Short-Term Borrowings - Schedule of Maturities of Long-term and Other Short-term Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Long-term Debt, Unclassified [Abstract]
2022	$ 22,964
2023	12,562
2024	11,695
2025	69,007
2026	91,824
Long term debt	$ 208,052	$ 160,128